INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 29, 2020	Dec. 31, 2019
Deferred income and social contribution taxes
Assets temporary differences	R$ 12,417,978		R$ 5,576,253
Liabilities temporary differences	3,741,546		4,021,088
Non-current assets	8,677,002		2,134,040
Non-current liabilities	570		578,875
Tax loss carryforwards
Deferred income and social contribution taxes
Assets temporary differences	1,013,008		600,249
Negative tax base
Deferred income and social contribution taxes
Assets temporary differences	329,412		146,346
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	233,100		265,571
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	1,051,096		914,696
Exchange rate variation
Deferred income and social contribution taxes
Assets temporary differences	6,112,906		2,001,942
Losses on derivatives
Deferred income and social contribution taxes
Assets temporary differences	2,303,833		618,427
Fair value adjustment on business combination - Amortization
Deferred income and social contribution taxes
Assets temporary differences	718,645		713,656
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	176,847		293,322
Lease
Deferred income and social contribution taxes
Assets temporary differences	287,066		22,044
Provision of deferred taxes on results of subsidiaries abroad
Deferred income and social contribution taxes
Assets temporary differences	33,893
Other temporary differences
Deferred income and social contribution taxes
Assets temporary differences	158,172
Liabilities temporary differences			17,004
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	469,875		216,857
Property, plant and equipment - deemed cost adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	1,385,642		1,506,220
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	1,025,136		1,113,200
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	110,036		104,549
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	237,879		53,502
Tax provision on results of subsidiaries abroad
Deferred income and social contribution taxes
Liabilities temporary differences			463,850
Fair value adjustment on business combination with Fibria - Deferred taxes, net
Deferred income and social contribution taxes
Liabilities temporary differences	469,419		502,347
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 43,559		R$ 43,559
Capital gain on sale of rural properties
Deferred income and social contribution taxes
Assets temporary differences		R$ 175,202